Shareholders' equity - Treasury shares (Details) - TotalEnergies SE - shares	Jun. 30, 2023	Dec. 31, 2022
Shareholders' equity
Number of treasury shares	68,505,002	137,187,667
Percentage of share capital represented by treasury shares	2.74%	5.24%
Shares acquired with the intention to cancel them	65,043,639	128,869,261
TotalEnergies share performance plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	3,362,143	8,231,365
New share performance or purchase options plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	99,220	87,041